OTHER CURRENT LIABILITIES (Changes in the Product Warranty Accrual) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Balance as of beginning of year	$ 5,622	$ 5,055
Services provided under warranty	(6,759)	(6,428)
Changes in provision	6,269	6,995
Balance as of end of year	$ 5,132	$ 5,622